Share Capital (Details) - $ / shares	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Share Capital
Balance, warrants (in shares)	9,813,870	18,074,695
Balance, weighted average exercise price, warrants (in CAD per share)	$ 1.13	$ 0.98
Expired, warrants (in shares)	(3,353)	(141,317)
Expired, weighted average exercise price, warrants (in CAD per share)	$ 1.30	$ 1.00
Exercised, warrants (in shares)	(6,684,892)	(11,245,133)
Exercised, weighted average exercise price, warrants (in CAD per share)	$ 1.12	$ 0.93
Issued, warrants (in shares)	336,877	3,125,625
Issued, weighted average exercise price, warrants (in CAD per share)	$ 11.09	$ 1.20
Exercised, warrants (in shares)	6,684,892	11,245,133
Balance, warrants (in shares)	3,462,502	9,813,870
Balance, weighted average exercise price, warrants (in CAD per share)	$ 2.16	$ 1.13